UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 2/28/2018

Item 1. Reports to Stockholders.

Semiannual Report	2/28/2018

OppenheimerFunds® The Right Way to Invest

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/28/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years
6-Month	-0.15%	-2.40%	-0.69%
1-Year	1.31	-0.97	0.15
5-Year	1.32	0.86	0.76
10-Year	2.94	2.71	1.68

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2      OPPENHEIMER LIMITED-TERM BOND FUND

Fund Performance Discussion

MARKET OVERVIEW

Markets continued their general risk-on mode for the majority of the six-month reporting period ended February 28, 2018, with equities climbing and credit spreads tightening in most sectors. Nevertheless, market volatility was reintroduced late in the period. U.S. Treasury yields remained around the levels that have prevailed over the past couple of years until January 2018, when the 10-year U.S. Treasury rate rose to 2.71%, the highest level since April 2014. The 10-year U.S. Treasury rate rose again in February 2018 to 2.86%, after strong wage growth data highlighted within the January jobs report caused renewed fears of accelerating inflation. The prospect of advancing rates reverberated through markets as a risk-off sentiment and significant equity drawdown ensued. Markets did moderate in the latter part of the month with equities recouping part of their losses and the 10-year U.S. Treasury rate trading sideways.

New Federal Reserve (“Fed”) Chairman Jerome Powell delivered his first semi-annual monetary policy testimony before Congress in February. While market participants largely assumed Mr. Powell would offer rhetoric similar to that of Chairwoman Yellen’s December Federal Open Market Committee (FOMC) outlook, Mr. Powell surprised the market with his “personal outlook” that the economy had indeed strengthened and inflation was trending towards its long-run target. Mr. Powell’s more hawkish tone caused Fed watchers to rethink their interest rate expectations to now include the prospect of a fourth rate hike in 2018, with the potential for multiple hikes in 2019.

FUND REVIEW

Against this backdrop, the Fund’s Class A shares (without sales charge) returned -0.15% during the six-month reporting period ended February 28, 2018. Despite the negative absolute return this reporting period, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years (the “Index”), which returned -0.69% during the same period. The Fund’s outperformance versus the Index stemmed largely from security selection in investment grade credit and asset-backed securities (“ABS”).

STRATEGY & OUTLOOK

From a portfolio positioning perspective, we continue to maintain the Fund’s strategic underweight to U.S. Treasuries. We also have moved to a short duration posture relative to the Index, driven by our short position to Treasuries via 2-year Treasury Futures. In our view, this positions us favorably as the Fed continues to raise interest rates. In lieu of Treasuries, we continue to maintain the Fund’s overweight in agency MBS relative to the benchmark. We believe the sector’s high quality and spread above Treasuries make it an attractive area to add incremental

3      OPPENHEIMER LIMITED-TERM BOND FUND

yield potential to the portfolio. Elsewhere, while still favoring diversified corporate and structured credit exposure, we are more cautious on credit in general as we believe we currently reside in the fourth quarter of the credit cycle. As a result, we continue to be less likely to meaningfully increase credit risk overall, absent specific relative value opportunities. We typically avoid B-rated and below high yield corporate bonds as well as emerging market debt.

Peter A Strzalkowski, CFA Portfolio Manager

4      OPPENHEIMER LIMITED-TERM BOND FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION
Non-Convertible Corporate Bonds and Notes	58.0%
Mortgage-Backed Obligations
Government Agency	9.6
Non-Agency	9.7
Asset-Backed Securities	14.6
Short-Term Notes	6.5
Investment Company
Oppenheimer Institutional Government Money Market Fund	1.4
U.S. Government Obligations	0.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2018, and are based on the total market value of investments.

5      OPPENHEIMER LIMITED-TERM BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/28/18
	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OUSGX)	8/16/85	-0.15%	1.31%	1.32%		2.94%
Class B (UGTBX)	7/21/95	-0.58	0.24	0.50		2.49
Class C (OUSCX)	12/1/93	-0.55	0.28	0.51		2.15
Class I (OUSIX)	8/1/13	0.03	1.46	1.98	*	N/A
Class R (OUSNX)	3/1/01	-0.30	1.02	1.03		2.68
Class Y (OUSYX)	5/18/98	0.00	1.62	1.56		3.20

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/28/18
	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OUSGX)	8/16/85	-2.40%	-0.97%	0.86%		2.71%
Class B (UGTBX)	7/21/95	-4.52	-3.70	0.32		2.49
Class C (OUSCX)	12/1/93	-1.54	-0.71	0.51		2.15
Class I (OUSIX)	8/1/13	0.03	1.46	1.98	*	N/A
Class R (OUSNX)	3/1/01	-0.30	1.02	1.03		2.68
Class Y (OUSYX)	5/18/98	0.00	1.62	1.56		3.20

* Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 2/28/18
Class A	2.56%
Class B	1.76
Class C	1.84
Class I	2.98
Class R	2.36
Class Y	2.92

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 2/28/18
Class A	2.53%
Class B	1.75
Class C	1.84
Class I	2.98
Class R	2.34
Class Y	2.84

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I, R and Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Because Class B shares convert to Class A Shares 72 months after purchase, the 10-year return for

6      OPPENHEIMER LIMITED-TERM BOND FUND

Class B shares uses Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended February 28, 2018 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended February 28, 2018. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years, which is an unmanaged index of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio managers and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on February 28, 2018, and are subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800. CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7      OPPENHEIMER LIMITED-TERM BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 28, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8      OPPENHEIMER LIMITED-TERM BOND FUND

Actual	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During 6 Months Ended February 28, 2018
Class A	$ 1,000.00	$ 998.50	$ 3.72
Class B	1,000.00	994.20	7.94
Class C	1,000.00	994.50	7.74
Class I	1,000.00	1,000.30	1.94
Class R	1,000.00	997.00	5.16
Class Y	1,000.00	1,000.00	2.23

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.08	3.77
Class B	1,000.00	1,016.86	8.03
Class C	1,000.00	1,017.06	7.83
Class I	1,000.00	1,022.86	1.96
Class R	1,000.00	1,019.64	5.22
Class Y	1,000.00	1,022.56	2.26

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 28, 2018 are as follows:

Class	Expense Ratios
Class A	0.75%
Class B	1.60
Class C	1.56
Class I	0.39
Class R	1.04
Class Y	0.45

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS February 28, 2018 Unaudited

	Principal Amount	Value
Asset-Backed Securities—15.7%
Auto Loan—12.7%
American Credit Acceptance Receivables Trust:
Series 2014-4, Cl. D, 5.24%, 2/10/22[1]	$3,145,000	$3,148,098
Series 2015-1, Cl. C, 4.29%, 4/12/21[1]	3,387,147	3,411,561
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	403,574	403,846
Series 2015-2, Cl. C, 4.32%, 5/12/21[1]	4,000,000	4,034,726
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	519,213	520,078
Series 2015-3, Cl. C, 4.84%, 10/12/21[1]	1,330,000	1,348,591
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,085,000	1,101,371
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	765,000	761,036
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	734,000	731,707
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	2,083,000	2,076,605
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,042,000	3,029,425
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Cl. D, 3.31%, 10/8/19	1,053,797	1,054,459
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,377,662
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,001,692
Series 2015-2, Cl. D, 3.00%, 6/8/21	2,270,000	2,280,774
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,091,374
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,461,506
California Republic Auto Receivables Trust:
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	448,914
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	697,492
Capital Auto Receivables Asset Trust:
Series 2014-1, Cl. D, 3.39%, 7/22/19	420,245	420,729
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,750,000	3,764,196
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	435,000	427,649
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[1]	1,680,000	1,696,092
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	170,641	170,342
CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,571,455
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	749,959
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,620,408
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,913,813
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,155,000	1,143,041
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,700,000	2,665,839
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,342,569
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,108,742
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	802,112
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[1]	1,227,263	1,221,760
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[1]	1,040,000	1,049,427
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	629,784	628,095
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	1,035,000	1,026,973
Series 2017-D, Cl. B, 2.43%, 1/18/22[1]	1,855,000	1,837,159
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,537,000	1,528,969
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	440,000	438,823

10      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[2]	$2,225,000	$2,179,506
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	1,555,000	1,549,193
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,215,000	2,205,780
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	180,000	182,072
Series 2015-CA, Cl. D, 4.20%, 9/15/21[1]	920,000	934,011
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	1,373,467	1,380,068
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	3,500,000	3,519,901
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,715,892
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,595,000	1,592,994
Series 2017-2, Cl. B, 2.25%, 6/15/21	1,035,000	1,033,032
Series 2017-2, Cl. C, 2.75%, 9/15/23	1,135,000	1,129,405
Series 2017-3, Cl. C, 2.80%, 7/15/22	3,840,000	3,831,425
Series 2017-AA, Cl. C, 2.98%, 1/18/22[1]	2,525,000	2,533,291
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	2,125,000	2,172,751
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,255,000	2,284,233
Series 2018-1, Cl. C, 3.22%, 3/15/23	4,000,000	3,994,905
Series 2018-1, Cl. D, 3.81%, 5/15/24	3,320,000	3,317,193
DT Auto Owner Trust:
Series 2015-2A, Cl. D, 4.25%, 2/15/22[1]	2,150,000	2,174,307
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	1,797,275	1,804,598
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	3,400,000	3,420,287
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	730,000	754,795
Series 2017-1A, Cl. C, 2.70%, 11/15/22[1]	1,140,000	1,133,384
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	985,000	982,637
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,525,000	1,559,470
Series 2017-2A, Cl. B, 2.44%, 2/15/21[1]	2,407,000	2,405,567
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,835,000	1,850,107
Series 2017-3A, Cl. B, 2.40%, 5/17/21[1]	1,925,000	1,917,238
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,790,000	1,821,499
Series 2017-4A, Cl. C, 2.86%, 7/17/23[1]	2,700,000	2,696,000
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,256,971
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,555,000	1,563,115
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	2,459,018	2,463,640
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	2,050,894	2,055,392
Series 2016-2A, Cl. C, 5.96%, 2/15/22[1]	1,800,000	1,876,152
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	1,306,349	1,300,131
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	1,680,000	1,673,843
Flagship Credit Auto Trust:
Series 2013-2, Cl. D, 6.26%, 2/16/21[1]	660,000	661,366
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,732,129
Series 2016-3, Cl. A1, 1.61%, 12/15/19[1]	343,347	343,250
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22[1]	4,482,332	4,471,497
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,218,864

11      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.921% [LIBOR01M+330], 9/27/21[1,3]	$775,000	$776,159
Series 2017-1, Cl. C, 3.171% [LIBOR01M+155], 6/27/22[1,3]	605,000	608,373
Series 2017-1, Cl. D, 3.921% [LIBOR01M+230], 6/27/22[1,3]	700,000	700,565
Santander Drive Auto Receivables Trust:
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,147,340
Series 2014-1, Cl. D, 2.91%, 4/15/20	977,430	979,339
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,261,776
Series 2015-1, Cl. C, 2.57%, 4/15/21	2,052,671	2,054,863
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,045,831
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,642,154
Series 2015-4, Cl. C, 2.97%, 3/15/21	2,000,000	2,008,955
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,840,000	1,844,074
Series 2016-2, Cl. D, 3.39%, 4/15/22	2,580,000	2,593,378
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,595,000	1,598,269
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,696,032
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,652,340
Series 2017-3, Cl. D, 3.20%, 11/15/23	4,165,000	4,137,040
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,190,936
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	2,015,000	1,993,547
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,223,421
United Auto Credit Securitization Trust, Series 2018-1, Cl. C, 3.05%, 9/10/21[1]	2,660,000	2,653,989
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[1]	1,328,258	1,324,736
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	1,960,000	2,007,959
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	2,600,000	2,619,631
Series 2018-1A, Cl. C, 2.92%, 5/15/23[1]	1,740,000	1,736,193
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	2,305,000	2,303,041
		200,600,901

Credit Card—2.4%
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 2.238% [LIBOR01M+65], 8/16/21[1,3]	5,235,000	5,247,107
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,200,000	3,169,445
Series 2016-1, Cl. A2, 2.438% [LIBOR01M+85], 6/15/22[3]	595,000	600,316
Capital One Multi-Asset Execution Trust, Series 2014-A4, Cl. A4, 1.948% [LIBOR01M+36], 6/15/22[3]	3,580,000	3,590,590
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	1,220,000	1,214,910
Discover Card Execution Note Trust:
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	3,865,000	3,843,719
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	700,000	687,209
World Financial Network Credit Card Master Trust:
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,305,000	2,295,840
Series 2017-A, Cl. A, 2.12%, 3/15/24	4,150,000	4,091,621

12      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Credit Card (Continued)
World Financial Network Credit Card Master Trust: (Continued)
Series 2017-B, Cl. A, 1.98%, 6/15/23	$3,195,000	$3,168,407
Series 2017-C, Cl. A, 2.31%, 8/15/24	4,480,000	4,407,270
Series 2018-A, Cl. A, 3.07%, 12/16/24	6,205,000	6,206,770
		38,523,204

Equipment—0.4%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,355,000	2,313,231
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,030,000	1,025,592
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	290,000	288,757
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	734,536
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[4]	2,416,954	203,614
Verizon Owner Trust, Series 2017-3A, Cl. A1A, 2.06%, 4/20/22[1]	1,980,000	1,953,860
		6,519,590

Home Equity Loan—0.0%
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.851% [US0001M+23], 4/25/36[3]	333,983	334,774

Loans: Other—0.2%
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	740,000	729,187
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,517,056	1,508,687
		2,237,874
Total Asset-Backed Securities (Cost $248,754,423)		248,216,343

Mortgage-Backed Obligations—20.7%
Government Agency—10.3%
FHLMC/FNMA/FHLB/Sponsored—5.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	4,574	4,620
5.00%, 7/1/33-6/1/34	518,756	561,499
5.50%, 9/1/39	1,540,989	1,676,970
6.00%, 1/1/22-7/1/24	489,884	544,274
6.50%, 4/1/18-4/1/34	208,707	232,312
7.00%, 10/1/31-3/1/35	1,111,416	1,239,949
7.50%, 1/1/32-2/1/32	866,781	1,015,382
9.00%, 8/1/22-5/1/25	11,342	12,100
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[4]	47,245	10,043
Series 205, Cl. IO, 50.198%, 9/1/29[4]	316,068	66,363
Series 206, Cl. IO, 0.00%, 12/15/29[4,5]	117,659	30,414
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	116,081	20,172

13      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	$3,285	$3,423
Series 1644, Cl. S, 2.203% [D11COF+145], 12/15/23[3]	1,344,723	1,383,325
Series 2043, Cl. ZP, 6.50%, 4/15/28	765,482	846,745
Series 2116, Cl. ZA, 6.00%, 1/15/29	378,669	409,653
Series 2148, Cl. ZA, 6.00%, 4/15/29	569,879	619,743
Series 2220, Cl. PD, 8.00%, 3/15/30	60,381	69,415
Series 2326, Cl. ZP, 6.50%, 6/15/31	82,618	89,435
Series 2344, Cl. FP, 2.538% [LIBOR01M+95], 8/15/31[3]	113,845	117,074
Series 2368, Cl. PR, 6.50%, 10/15/31	286,282	317,400
Series 2427, Cl. ZM, 6.50%, 3/15/32	307,119	342,421
Series 2451, Cl. FD, 2.588% [LIBOR01M+100], 3/15/32[3]	64,437	66,404
Series 2461, Cl. PZ, 6.50%, 6/15/32	158,824	173,118
Series 2464, Cl. FI, 2.588% [LIBOR01M+100], 2/15/32[3]	66,911	68,559
Series 2465, Cl. PG, 6.50%, 6/15/32	239,338	265,181
Series 2470, Cl. LF, 2.588% [LIBOR01M+100], 2/15/32[3]	67,108	68,761
Series 2517, Cl. GF, 2.588% [LIBOR01M+100], 2/15/32[3]	53,183	54,493
Series 2551, Cl. LF, 2.088% [LIBOR01M+50], 1/15/33[3]	6,842	6,874
Series 2668, Cl. AZ, 4.00%, 9/15/18	10,146	10,159
Series 3015, Cl. GM, 5.00%, 8/15/35	3,115,689	3,319,329
Series 3848, Cl. WL, 4.00%, 4/15/40	388,488	394,892
Series 3917, Cl. BA, 4.00%, 6/15/38	260,265	259,633
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	65,642	7,711
Series 2079, Cl. S, 99.999%, 7/17/28[4]	116,999	16,273
Series 2122, Cl. S, 63.616%, 2/15/29[4]	364,715	60,638
Series 2304, Cl. SK, 47.172%, 6/15/29[4]	372,346	56,331
Series 2493, Cl. S, 20.296%, 9/15/29[4]	93,518	16,081
Series 2526, Cl. SE, 50.506%, 6/15/29[4]	144,822	22,995
Series 2795, Cl. SH, 99.999%, 3/15/24[4]	952,647	82,915
Series 2920, Cl. S, 13.119%, 1/15/35[4]	951,802	145,514
Series 2922, Cl. SE, 11.276%, 2/15/35[4]	218,811	30,021
Series 2981, Cl. AS, 6.779%, 5/15/35[4]	884,154	103,128
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	1,148,198	124,482
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	133,546	22,281
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	79,362	6,256
Series 3450, Cl. BI, 13.374%, 5/15/38[4]	1,512,306	219,932
Series 3606, Cl. SN, 16.332%, 12/15/39[4]	329,760	43,880
Series 3659, Cl. IE, 0.00%, 3/15/19[4,5]	178,462	2,595
Series 3685, Cl. EI, 0.00%, 3/15/19[4,5]	16,116	169
Federal National Mortgage Assn.:
3.00%, 3/1/33[6]	720,000	717,075
4.50%, 3/1/48[6]	45,410,000	47,565,202
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	467,838	471,397
5.00%, 3/1/18-6/1/22	225,210	228,191
5.50%, 2/1/35-5/1/36	464,290	510,516
6.00%, 6/1/30-3/1/37	3,355,758	3,750,248

14      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued)
6.50%, 5/1/28-1/1/34	$2,807,339	$3,127,544
7.00%, 1/1/30-4/1/34	2,353,236	2,670,639
7.50%, 2/1/27-8/1/33	2,112,625	2,422,758
8.00%, 12/1/22	7,033	7,641
8.50%, 7/1/32	8,109	8,278
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	225,470	31,189
Series 252, Cl. 2, 99.999%, 11/25/23[4]	109,225	15,623
Series 303, Cl. IO, 99.999%, 11/25/29[4]	1,284,941	308,845
Series 319, Cl. 2, 30.167%, 2/25/32[4]	219,329	49,658
Series 321, Cl. 2, 15.321%, 4/25/32[4]	324,168	77,511
Series 324, Cl. 2, 10.233%, 7/25/32[4]	139,355	31,976
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	786,488	184,306
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	462,412	100,043
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	369,647	76,872
Series 351, Cl. 10, 99.999%, 4/25/34[4]	304,870	65,946
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	300,116	59,856
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	215,329	45,497
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	106,250	23,427
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	197,335	43,542
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	276,994	55,689
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.783%, 9/25/32[7]	57,990	49,603
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	604,024	647,921
Series 1993-87, Cl. Z, 6.50%, 6/25/23	194,100	205,480
Series 1999-54, Cl. LH, 6.50%, 11/25/29	163,006	178,169
Series 2002-29, Cl. F, 2.621% [LIBOR01M+100], 4/25/32[3]	75,181	77,093
Series 2002-64, Cl. FJ, 2.621% [LIBOR01M+100], 4/25/32[3]	23,143	23,731
Series 2002-68, Cl. FH, 2.09% [LIBOR01M+50], 10/18/32[3]	44,846	45,063
Series 2003-112, Cl. AN, 4.00%, 11/25/18	25,184	25,253
Series 2003-116, Cl. FA, 2.021% [LIBOR01M+40], 11/25/33[3]	82,878	82,975
Series 2003-130, Cl. CS, 10.859% [(2) x LIBOR01M+1,410], 12/25/33[3]	48,712	51,025
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,465,001
Series 2006-11, Cl. PS, 18.624% [(3.667) x LIBOR01M+2,456.67], 3/25/36[3]	150,194	222,129
Series 2006-46, Cl. SW, 18.257% [(3.667) x LIBOR01M+2,419.92], 6/25/36[3]	86,847	122,727
Series 2006-50, Cl. KS, 18.257% [(3.667) x LIBOR01M+2,420], 6/25/36[3]	174,221	252,329
Series 2006-50, Cl. SK, 18.257% [(3.667) x LIBOR01M+2,420], 6/25/36[3]	471,610	671,382
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,139,227
Series 2010-43, Cl. KG, 3.00%, 1/25/21	67,027	67,181
Series 2011-15, Cl. DA, 4.00%, 3/25/41	239,851	239,863
Series 2011-3, Cl. KA, 5.00%, 4/25/40	685,872	718,700
Series 2011-88, Cl. AB, 2.50%, 9/25/26	52,474	52,438

15      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2012-20, Cl. FD, 2.021% [LIBOR01M+40], 3/25/42[3]	$192,277	$192,461
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 6.167%, 11/18/31[4]	275,088	48,800
Series 2001-63, Cl. SD, 32.303%, 12/18/31[4]	103,915	16,796
Series 2001-68, Cl. SC, 26.645%, 11/25/31[4]	73,856	12,952
Series 2001-81, Cl. S, 15.992%, 1/25/32[4]	68,942	12,028
Series 2002-28, Cl. SA, 8.246%, 4/25/32[4]	70,433	12,153
Series 2002-38, Cl. SO, 26.928%, 4/25/32[4]	132,327	20,613
Series 2002-39, Cl. SD, 36.415%, 3/18/32[4]	139,857	25,222
Series 2002-41, Cl. S, 37.241%, 7/25/32[4]	473,009	81,426
Series 2002-48, Cl. S, 19.181%, 7/25/32[4]	110,880	20,118
Series 2002-52, Cl. SD, 42.803%, 9/25/32[4]	125,266	22,989
Series 2002-52, Cl. SL, 17.675%, 9/25/32[4]	72,090	12,924
Series 2002-53, Cl. SK, 46.319%, 4/25/32[4]	87,238	16,123
Series 2002-56, Cl. SN, 20.25%, 7/25/32[4]	151,510	27,490
Series 2002-77, Cl. IS, 32.328%, 12/18/32[4]	225,446	43,044
Series 2002-77, Cl. SH, 13.284%, 12/18/32[4]	97,034	16,727
Series 2002-9, Cl. MS, 17.731%, 3/25/32[4]	113,468	20,812
Series 2003-25, Cl. IK, 68.577%, 4/25/33[4]	1,933,819	445,231
Series 2003-33, Cl. SP, 8.923%, 5/25/33[4]	251,897	51,818
Series 2003-4, Cl. S, 2.893%, 2/25/33[4]	150,349	29,880
Series 2005-12, Cl. SC, 25.451%, 3/25/35[4]	102,526	12,982
Series 2005-14, Cl. SE, 21.456%, 3/25/35[4]	795,885	94,239
Series 2005-40, Cl. SB, 26.087%, 5/25/35[4]	593,890	74,401
Series 2005-52, Cl. JH, 38.203%, 5/25/35[4]	360,480	45,583
Series 2005-6, Cl. SE, 87.003%, 2/25/35[4]	1,468,653	224,802
Series 2007-88, Cl. XI, 0.00%, 6/25/37[4,5]	310,480	49,022
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	127,383	12,311
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	11,618	557
Series 2010-95, Cl. DI, 26.416%, 11/25/20[4]	389,330	9,618
Series 2011-96, Cl. SA, 5.425%, 10/25/41[4]	949,562	134,240
Series 2012-134, Cl. SA, 4.719%, 12/25/42[4]	1,908,361	331,957
Series 2012-40, Cl. PI, 8.965%, 4/25/41[4]	1,090,687	173,352
Series 2013-2, Cl. IA, 7.857%, 2/25/43[4]	561,086	106,291
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 0.00%, 6/15/25[4,5]	2,026,832	37,020
		88,684,078

GNMA/Guaranteed—4.7%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	8,797	9,792
7.00%, 1/15/28-8/15/28	87,881	92,783
7.50%, 9/15/22-11/15/26	59,520	61,813
8.00%, 9/15/18-8/15/28	18,295	18,502
9.50%, 7/15/18	102	102
10.00%, 5/15/19-6/15/19	4,183	4,200

16      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. I Pool: (Continued)
10.50%, 10/15/18-12/15/20	$4,739	$4,757
Government National Mortgage Assn. II Pool:
4.00%, 3/1/48[6]	70,845,000	72,688,077
7.00%, 1/20/30	24,020	27,567
11.00%, 10/20/19	3,037	3,050
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 51.95%, 4/16/37[4]	1,614,344	238,627
Series 2011-52, Cl. HS, 25.77%, 4/16/41[4]	2,586,477	316,544
		73,465,814

Non-Agency—10.4%
Commercial—5.0%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 3.41% [H15T1Y+210], 9/26/35[1,3]	197,330	198,333
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	634,487	631,434
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 10.086%, 1/15/51[4]	26,492,524	1,092,586
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[2,4,5,8]	478,341	11,678
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.218%, 11/13/50[4]	9,271,851	604,642
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.499%, 1/25/36[9]	760,427	744,350
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	1,191,696	1,186,787
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	1,065,000	1,082,519
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 11.776%, 10/12/50[4]	24,325,774	1,876,690
COMM Mortgage Trust:
Series 2012-CR3, Cl. ASB, 2.372%, 10/15/45	224,662	222,421
Series 2012-LC4, Cl. A3, 3.069%, 12/10/44	476,050	477,670
Series 2013-CR13, Cl. ASB, 3.706%, 11/10/46	2,043,000	2,086,887
Series 2013-CR7, Cl. D, 4.285%, 3/10/46[1,9]	1,250,000	895,205
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	715,000	719,671
Series 2015-CR22, Cl. A2, 2.856%, 3/10/48	1,230,000	1,234,283
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 20.626%, 12/10/45[4]	12,954,372	779,221
FREMF Mortgage Trust:
Series 2011-K702, Cl. B, 4.875%, 4/25/44[1,9]	189,839	189,550
Series 2012-K705, Cl. C, 4.159%, 9/25/44[1,9]	425,000	426,432
Series 2012-K706, Cl. C, 4.03%, 11/25/44[1,9]	3,762,000	3,775,437
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,9]	4,000,000	4,007,396
Series 2012-K708, Cl. C, 3.75%, 2/25/45[1,9]	4,635,000	4,667,011
Series 2012-K709, Cl. C, 3.741%, 4/25/45[1,9]	1,007,000	1,014,722
Series 2012-K710, Cl. C, 3.812%, 6/25/47[1,9]	5,295,000	5,342,808
Series 2012-K711, Cl. B, 3.562%, 8/25/45[1,9]	3,390,000	3,409,356
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,9]	2,362,000	2,301,284
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,9]	1,642,030	1,597,344
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,9]	530,000	512,637

17      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,9]	$530,000	$512,026
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,9]	917,000	878,443
Series 2013-K713, Cl. C, 3.163%, 4/25/46[1,9]	912,000	911,280
Series 2014-K714, Cl. C, 3.849%, 1/25/47[1,9]	4,000,000	3,967,030
Series 2014-K715, Cl. C, 4.125%, 2/25/46[1,9]	1,435,000	1,439,609
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,9]	1,150,000	1,133,337
Series 2017-K724, Cl. B, 3.487%, 11/25/23[1,9]	1,395,000	1,362,171
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[1]	4,940,000	4,960,924
GS Mortgage Securities Trust:
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	380,000	377,725
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	960,000	979,883
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,9]	746,612	720,546
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[2,4,5]	72,868	5
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Cl. ASB, 3.144%, 5/15/45	1,631,207	1,642,729
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	240,000	237,279
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,447,246
Series 2013-LC11, Cl. ASB, 2.554%, 4/15/46	560,000	555,701
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,400,000	2,353,712
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.694%, 7/25/35[9]	710,538	730,394
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Cl. ASB, 3.705%, 1/15/47	790,000	808,436
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	1,185,000	1,195,142
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	445,000	453,216
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,8,9]	54,837	40,922
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	1,113,114	1,103,604
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	773,168	762,075
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 10.035%, 12/15/50[4]	8,790,646	545,015
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.00%, 11/26/36[1,9]	976,536	970,386
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.273%, 6/26/46[1,9]	346,539	346,978
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.128%, 7/26/45[1,9]	147,258	150,808
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.548%, 8/25/34[9]	82,660	83,167
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2017-C5, Cl. XA, 11.682%, 11/15/50[4]	15,306,709	1,069,403
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB, 2.934%, 5/15/48	3,750,000	3,719,058
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 9.928%, 12/15/50[4]	12,227,747	852,592
WF-RBS Commercial Mortgage Trust: Series 2012-C7, Cl. E, 4.825%, 6/15/45[1,9]	710,000	576,303

18      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
WF-RBS Commercial Mortgage Trust: (Continued)
Series 2014-C22, Cl. A3, 3.528%, 9/15/57	$475,000	$480,622
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 31.06%, 3/15/441,4	8,276,472	262,898
		79,719,019

Residential—5.4%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.742%, 3/26/36[1,9]	831,243	832,643
Bear Stearns ARM Trust:
Series 2005-9, Cl. A1, 3.52% [H15T1Y+230], 10/25/35[3]	546,431	559,875
Series 2006-1, Cl. A1, 3.67% [H15T1Y+225], 2/25/36[3]	1,215,274	1,221,502
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	902,576	902,769
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	863,167	866,941
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 4.28% [H15T1Y+240], 10/25/35[3]	2,390,496	2,410,166
Series 2012-8, Cl. 1A1, 3.568%, 10/25/35[1,9]	345,295	346,759
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M1, 2.571% [US0001M+95], 5/25/24[3]	1,507,792	1,513,012
Series 2014-C03, Cl. 1M2, 4.621% [US0001M+300], 7/25/24[3]	3,698,115	3,973,901
Series 2016-C07, Cl. 2M1, 2.921% [US0001M+130], 5/25/29[3]	1,656,224	1,664,361
Series 2017-C02, Cl. 2M1, 2.771% [US0001M+115], 9/25/29[3]	4,456,499	4,489,882
Series 2017-C03, Cl. 1M1, 2.571% [US0001M+95], 10/25/29[3]	3,766,821	3,793,337
Series 2017-C04, Cl. 2M1, 2.471% [US0001M+85], 11/25/29[3]	3,708,646	3,725,223
Series 2017-C06, Cl. 1M1, 2.371% [US0001M+75], 2/25/30[3]	1,910,668	1,915,223
Series 2017-C07, Cl. 1M1, 2.271% [US0001M+65], 5/25/30[3]	2,671,112	2,677,761
Series 2018-C01, Cl. 1M1, 2.221% [US0001M+60], 7/25/30[3]	3,710,000	3,692,056
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.515%, 7/25/35[9]	279,361	281,498
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.931% [US0001M+31], 7/25/35[3]	249,858	249,748
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	8,054	7,265
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 5.871% [US0001M+425], 11/25/23[3]	1,998,000	2,225,697
Series 2014-DN1, Cl. M3, 6.121% [US0001M+450], 2/25/24[3]	1,260,000	1,471,986
Series 2014-DN2, Cl. M3, 5.221% [US0001M+360], 4/25/24[3]	2,885,000	3,230,794
Series 2014-HQ2, Cl. M2, 3.821% [US0001M+220], 9/25/24[3]	1,352,971	1,395,151
Series 2014-HQ2, Cl. M3, 5.371% [US0001M+375], 9/25/24[3]	3,100,000	3,583,168

19      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2015-HQA2, Cl. M2, 4.421% [US0001M+280], 5/25/28[3]	$189,522	$195,738
Series 2016-DNA1, Cl. M1, 3.071% [US0001M+145], 7/25/28[3]	267,410	267,676
Series 2016-DNA1, Cl. M2, 4.521% [US0001M+290], 7/25/28[3]	465,000	478,389
Series 2016-DNA3, Cl. M1, 2.721% [US0001M+110], 12/25/28[3]	568,760	569,566
Series 2016-DNA4, Cl. M1, 2.421% [US0001M+80], 3/25/29[3]	893,893	895,833
Series 2016-HQA2, Cl. M1, 2.821% [US0001M+120], 11/25/28[3]	115,755	115,823
Series 2016-HQA3, Cl. M1, 2.421% [US0001M+80], 3/25/29[3]	3,705,023	3,713,621
Series 2016-HQA4, Cl. M1, 2.421% [US0001M+80], 4/25/29[3]	2,458,414	2,460,596
Series 2017-HQA1, Cl. M1, 2.821% [US0001M+120], 8/25/29[3]	4,703,038	4,747,582
Series 2017-HQA2, Cl. M1, 2.421% [US0001M+80], 12/25/29[3]	2,430,888	2,439,838
Series 2017-HQA3, Cl. M1, 2.171% [US0001M+55], 4/25/30[3]	5,243,943	5,247,358
Series 2018-DNA1, Cl. M1, 2.071% [US0001M+45], 7/25/30[3]	7,486,772	7,477,167
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 3.45%, 10/25/33[9]	338,091	342,846
Series 2005-AR14, Cl. 1A4, 3.372%, 12/25/35[9]	119,955	119,232
Series 2005-AR16, Cl. 1A1, 3.382%, 12/25/35[9]	530,378	517,803
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 3.841%, 2/25/35[9]	1,420,935	1,455,182
Series 2005-AR15, Cl. 1A2, 3.559%, 9/25/35[9]	1,260,686	1,226,317
Series 2005-AR4, Cl. 2A2, 3.727%, 4/25/35[9]	2,200,823	2,217,145
Series 2006-AR10, Cl. 1A1, 3.509%, 7/25/36[9]	55,772	54,551
Series 2006-AR10, Cl. 5A5, 3.387%, 7/25/36[9]	1,212,586	1,228,013
Series 2006-AR7, Cl. 2A4, 3.357%, 5/25/36[9]	128,404	131,051
Series 2006-AR8, Cl. 2A1, 3.589%, 4/25/36[9]	2,119,771	2,151,083
Series 2006-AR8, Cl. 2A4, 3.589%, 4/25/36[9]	213,345	216,496
		85,299,624
Total Mortgage-Backed Obligations (Cost $326,071,675)		327,168,535

U.S. Government Obligations—0.3%
Federal Home Loan Mortgage Corp. Nts.:
1.625% Nts., 9/29/20	1,520,000	1,491,521
1.875% Nts., 11/17/20	1,663,000	1,638,542
Federal National Mortgage Assn. Nts., 1.50%, 7/30/20	402,000	393,968
Total U.S. Government Obligations (Cost $3,579,230)		3,524,031

20      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Corporate Bonds and Notes—62.3%
Consumer Discretionary—10.2%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	$3,400,000	$3,489,250
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,463,750
		6,953,000

Automobiles—2.5%
Daimler Finance North America LLC, 2.20% Sr. Unsec. Nts., 10/30/21[1]	4,900,000	4,728,853
Ford Motor Credit Co. LLC:
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,958,727
2.979% Sr. Unsec. Nts., 8/3/22	3,500,000	3,392,558
General Motors Financial Co., Inc.:
3.45% Sr. Unsec. Nts., 1/14/22	2,600,000	2,588,581
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,579,446
Harley-Davidson Financial Services, Inc., 3.35% Sr. Unsec. Nts., 2/15/23[1]	7,000,000	6,961,060
Hyundai Capital America, 3.10% Sr. Unsec. Nts., 4/5/22[1]	6,500,000	6,374,037
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,574,000
Nissan Motor Acceptance Corp., 1.90% Sr. Unsec. Nts., 9/14/21[1]	3,000,000	2,880,632
Volkswagen Group of America Finance LLC, 2.45% Sr. Unsec. Nts., 11/20/19[1]	3,560,000	3,535,017
		39,572,911

Hotels, Restaurants & Leisure—1.2%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,314,820
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	3,900,000	3,895,125
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	3,000,000	3,176,250
Marriott International, Inc., 3.00% Sr. Unsec. Nts., 3/1/19	3,000,000	3,008,283
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	5,000,000	5,379,539
		18,774,017

Household Durables—1.4%
DR Horton, Inc.:
2.55% Sr. Unsec. Nts., 12/1/20	2,670,000	2,637,936
3.75% Sr. Unsec. Nts., 3/1/19	2,250,000	2,268,044
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20[1]	3,000,000	2,932,500
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,285,625
Newell Brands, Inc., 3.85% Sr. Unsec. Nts., 4/1/23	5,300,000	5,280,487
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,500,000	3,570,000
Toll Brothers Finance Corp.:
4.00% Sr. Unsec. Nts., 12/31/18	2,600,000	2,622,750

21      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Toll Brothers Finance Corp.: (Continued)
4.875% Sr. Unsec. Nts., 11/15/25	$544,000	$545,360
		22,142,702
Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	6,087,931
Media—2.7%
21st Century Fox America, Inc., 7.25% Sr. Unsec. Nts., 5/18/18	3,800,000	3,840,047
CBS Corp., 2.90% Sr. Unsec. Nts., 6/1/23[1]	4,400,000	4,261,796
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 2/15/23	3,291,000	3,352,706
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,844,590
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	3,346,000	4,253,796
Discovery Communications LLC, 2.20% Sr. Unsec. Nts., 9/20/19	2,000,000	1,979,387
Interpublic Group of Cos., Inc. (The), 4.00% Sr. Unsec. Nts., 3/15/22	5,019,000	5,093,056
Omnicom Group, Inc., 3.625% Sr. Unsec. Nts., 5/1/22	5,400,000	5,463,971
Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,084,479
Sky plc, 2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,895,752
Time Warner Cable LLC, 4.00% Sr. Unsec. Nts., 9/1/21	3,600,000	3,637,471
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,374,160
		43,081,211
Multiline Retail—0.2%
Dollar Tree, Inc., 5.25% Sr. Unsec. Nts., 3/1/20	3,350,000	3,393,969
Specialty Retail—1.2%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,019,401
Best Buy Co., Inc., 5.00% Sr. Unsec. Nts., 8/1/18	7,056,000	7,124,447
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,400,000	3,608,106
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,200,000	3,431,008
		18,182,962
Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,482,500
Consumer Staples—4.9%
Beverages—1.6%
Anheuser-Busch InBev Finance, Inc., 3.30% Sr. Unsec. Nts., 2/1/23	5,300,000	5,283,350
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,549,437

22      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Beverages (Continued)
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	$5,155,000	$5,261,621
Molson Coors Brewing Co., 2.10% Sr. Unsec. Nts., 7/15/21	4,250,000	4,099,596
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,875,636
Suntory Holdings Ltd., 2.55% Sr. Unsec. Nts., 6/28/22[1]	4,000,000	3,880,498
		24,950,138

Food & Staples Retailing—1.1%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts., 7/26/22[1]	3,600,000	3,488,136
CVS Health Corp., 3.50% Sr. Unsec. Nts., 7/20/22	3,800,000	3,789,484
Koninklijke Ahold Delhaize NV, 4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,091,690
Kroger Co. (The):
2.80% Sr. Unsec. Nts., 8/1/22	2,550,000	2,497,075
2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,036,159
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts., 11/18/21	3,550,000	3,558,273
		17,460,817

Food Products—1.3%
Bunge Ltd. Finance Corp., 3.00% Sr. Unsec. Nts., 9/25/22	4,300,000	4,201,948
Kraft Heinz Foods Co., 3.50% Sr. Unsec. Nts., 7/15/22	5,400,000	5,415,815
Mondelez International Holdings Netherlands BV, 2.00% Sr. Unsec. Nts., 10/28/21[1]	6,100,000	5,862,036
Smithfield Foods, Inc.:
2.65% Sr. Unsec. Nts., 10/3/21[1]	2,000,000	1,935,095
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	3,934,039
		21,348,933

Tobacco—0.9%
Altria Group, Inc., 2.85% Sr. Unsec. Nts., 8/9/22	4,200,000	4,131,943
BAT Capital Corp., 2.764% Sr. Unsec. Nts., 8/15/22[1]	1,500,000	1,458,736
BAT International Finance plc, 3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,869,592
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,662,007
		14,122,278

Energy—8.4%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp., 3.625% Sr. Unsec. Nts., 12/21/22[1]	3,500,000	3,550,612

Oil, Gas & Consumable Fuels—8.2%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	3,700,000	3,889,176
Andeavor, 4.75% Sr. Unsec. Nts., 12/15/23	1,150,000	1,199,430
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50% Sr. Unsec. Nts., 12/1/22	6,000,000	5,911,074
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	4,950,000	4,905,874
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,451,360

23      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts., 1/15/23	$3,800,000	$3,718,163
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,400,000	3,529,817
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	1,999,946
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	3,400,000	3,459,500
DCP Midstream Operating LP, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,384,500
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,925,000	3,889,321
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,460,347
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	5,000,000	4,852,558
Encana Corp., 6.50% Sr. Unsec. Nts., 5/15/19	3,250,000	3,388,883
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00% Sr. Unsec. Nts., 10/1/22	4,250,000	4,444,636
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,725,000	2,709,779
Enterprise Products Operating LLC:
2.85% Sr. Unsec. Nts., 4/15/21	2,400,000	2,384,604
6.50% Sr. Unsec. Nts., 1/31/19	4,500,000	4,652,770
EOG Resources, Inc., 6.875% Sr. Unsec. Nts., 10/1/18	1,000,000	1,024,743
EQT Corp.:
3.00% Sr. Unsec. Nts., 10/1/22	3,000,000	2,924,109
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,359,740
Husky Energy, Inc., 7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	1,931,796
Kinder Morgan Energy Partners LP, 6.85% Sr. Unsec. Nts., 2/15/20	2,900,000	3,103,547
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,358,896
Marathon Oil Corp., 2.70% Sr. Unsec. Nts., 6/1/20	3,840,000	3,807,592
Marathon Petroleum Corp., 3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,554,511
Noble Energy, Inc., 4.15% Sr. Unsec. Nts., 12/15/21	1,645,000	1,688,378
NuStar Logistics LP, 8.40% Sr. Unsec. Nts., 4/15/18	2,950,000	2,968,437
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	4,800,000	4,784,327
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	4,870,000	4,886,407
Phillips 66, 2.606% [US0003M+60] Sr. Unsec. Nts., 2/26/21[3]	5,600,000	5,605,600
Pioneer Natural Resources Co., 3.45% Sr. Unsec. Nts., 1/15/21	3,800,000	3,841,936
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	4,650,000	4,604,214
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 4/15/23	4,100,000	4,397,678
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,672,734
Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	2,799,000	2,970,861
Williams Partners LP, 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,759,018
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,174,245
		129,650,507

Financials—13.2%
Capital Markets—2.6%
Credit Suisse Group Funding Guernsey Ltd., 3.125% Sr. Unsec. Nts., 12/10/20	4,000,000	3,990,726
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,872,267

24      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Capital Markets (Continued)
Goldman Sachs Group, Inc. (The): (Continued)
2.908% [US0003M+105.3] Sr. Unsec. Nts., 6/5/23[3]	$5,000,000	$4,878,604
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	1,995,706
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec. Nts., 11/28/23[1,3]	4,700,000	4,565,439
Moody’s Corp., 2.625% Sr. Unsec. Nts., 1/15/23[1]	2,000,000	1,933,087
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,938,953
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,476,969
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,420,000	3,402,900
State Street Corp., 2.653% [US0003M+63.5] Sr. Unsec. Nts., 5/15/23[3]	4,000,000	3,917,477
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,190,758
		41,162,886

Commercial Banks—7.0%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,338,360
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Sr. Unsec. Nts., 5/19/22	3,430,000	3,351,293
Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,174,094
2.60% Sr. Unsec. Nts., 1/15/19	466,000	466,190
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,288,280
2.738% [US0003M+37] Sr. Unsec. Nts., 1/23/22[3]	3,100,000	3,068,363
3.004% [US0003M+79] Sr. Unsec. Nts., 12/20/23[1,3]	2,780,000	2,721,913
Barclays Bank plc, 2.65% Sr. Unsec. Nts., 1/11/21	6,200,000	6,122,261
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,709,325
Citigroup, Inc., 2.90% Sr. Unsec. Nts., 12/8/21	7,000,000	6,917,041
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	4,200,000	4,089,463
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	3,550,000	3,451,340
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,590,735
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,500,000	3,406,849
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,436,000	3,471,046
HSBC USA, Inc., 2.35% Sr. Unsec. Nts., 3/5/20	2,100,000	2,076,924
Huntington National Bank (The), 2.50% Sr. Unsec. Nts., 8/7/22	4,300,000	4,141,637
ING Bank NV, 2.50% Sr. Unsec. Nts., 10/1/19[1]	4,100,000	4,077,735
Intesa Sanpaolo SpA, 3.125% Sr. Unsec. Nts., 7/14/22[1]	4,250,000	4,136,281
JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,209,425
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/23[3]	4,200,000	4,114,758
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	4,990,620
Lloyds Banking Group plc, 3.00% Sr. Unsec. Nts., 1/11/22	3,700,000	3,642,204
National Bank of Canada, 2.20% Sr. Unsec. Nts., 11/2/20	5,000,000	4,908,834
Regions Bank (Birmingham AL), 2.75% Sr. Unsec. Nts., 4/1/21	1,778,000	1,768,052
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,336,000	2,279,708

25      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[3]	$2,444,000	$2,410,282
SunTrust Banks, Inc., 2.70% Sr. Unsec. Nts., 1/27/22	3,400,000	3,331,894
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,206,000	2,157,843
US Bank NA (Cincinnati OH), 2.85% Sr. Unsec. Nts., 1/23/23	4,600,000	4,537,254
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	9,100,000	8,845,491
		110,795,495

Consumer Finance—0.9%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	5,700,000	5,512,847
Capital One Financial Corp., 3.05% Sr. Unsec. Nts., 3/9/22	4,200,000	4,127,805
Discover Bank:
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,498,760
3.20% Sr. Unsec. Nts., 8/9/21	2,600,000	2,586,235
		13,725,647

Diversified Financial Services—0.3%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	4,055,000	4,095,550

Insurance—0.8%
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,096,401
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,772,950
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,756,743
Nuveen Finance LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,503,909
		13,130,003

Real Estate Investment Trusts (REITs)—1.6%
American Tower Corp., 3.00% Sr. Unsec. Nts., 6/15/23	5,159,000	5,038,149
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,171,124
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	4,900,000	4,764,597
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20	4,000,000	3,978,147
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,657,424
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	538,554
Regency Centers LP, 4.80% Sr. Unsec. Nts., 4/15/21	3,602,000	3,763,028
VEREIT Operating Partnership LP, 3.00% Sr. Unsec. Nts., 2/6/19	1,302,000	1,305,624
Welltower, Inc., 4.125% Sr. Unsec. Nts., 4/1/19	855,000	864,637
		26,081,284

Health Care—4.4%
Biotechnology—0.8%
AbbVie, Inc., 3.20% Sr. Unsec. Nts., 11/6/22	2,900,000	2,880,951
Celgene Corp., 3.25% Sr. Unsec. Nts., 2/20/23	5,000,000	4,956,837
Shire Acquisitions Investments Ireland DAC, 2.875% Sr. Unsec. Nts., 9/23/23	5,000,000	4,787,147
		12,624,935

26      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Health Care Equipment & Supplies—0.8%
Abbott Laboratories, 3.25% Sr. Unsec. Nts., 4/15/23	$5,150,000	$5,128,982
Becton Dickinson & Co., 2.894% Sr. Unsec. Nts., 6/6/22	5,000,000	4,876,446
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	2,994,204
		12,999,632

Health Care Providers & Services—1.5%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,700,000	3,625,328
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP:
1.70% Sr. Unsec. Nts., 5/1/18[1]	1,345,000	1,343,917
3.30% Sr. Unsec. Nts., 5/1/23[1,6]	4,000,000	4,003,928
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	4,200,000	4,169,690
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,468,251
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,275,000	1,376,076
Humana, Inc., 2.90% Sr. Unsec. Nts., 12/15/22	2,000,000	1,958,417
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,610,000	3,592,669
		23,538,276

Life Sciences Tools & Services—0.6%
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	3,300,000	3,489,156
Quintiles IMS, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	1,305,000	1,313,809
Thermo Fisher Scientific, Inc., 4.15% Sr. Unsec. Nts., 2/1/24	3,600,000	3,709,196
		8,512,161

Pharmaceuticals—0.7%
Allergan Funding SCS, 3.45% Sr. Unsec. Nts., 3/15/22	5,000,000	4,981,925
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	2,974,055
Mylan, Inc., 2.55% Sr. Unsec. Nts., 3/28/19	3,500,000	3,489,260
		11,445,240

Industrials—4.4%
Aerospace & Defense—0.6%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	4,980,694
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,642,242
Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	2,267,000	2,233,640
		9,856,576

Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	4,990,371

Building Products—0.8%
Fortune Brands Home & Security, Inc., 3.00% Sr. Unsec. Nts., 6/15/20	3,800,000	3,801,312
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,487,191
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	4,800,000	4,941,098
		12,229,601

27      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates—0.2%
Roper Technologies, Inc., 3.00% Sr. Unsec. Nts., 12/15/20	$3,010,000	$3,017,577

Machinery—0.8%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts., 4/1/21	3,750,000	3,901,500
Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,502,872
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	5,100,000	4,980,103
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	1,141,000	1,138,174
		12,522,649

Professional Services—0.2%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,445,000	3,466,531

Road & Rail—0.8%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/21[1]	5,500,000	5,378,652
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% Sr. Unsec. Nts., 3/14/23[1]	3,900,000	3,761,759
Ryder System, Inc., 3.40% Sr. Unsec. Nts., 3/1/23	4,000,000	4,003,595
		13,144,006

Trading Companies & Distributors—0.4%
Air Lease Corp., 3.00% Sr. Unsec. Nts., 9/15/23	3,550,000	3,457,427
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	3,350,000	3,437,937
		6,895,364

Transportation Infrastructure—0.3%
Adani Abbot Point Terminal Pty Ltd., 4.45% Sr. Sec. Nts., 12/15/22[1]	4,000,000	3,821,872

Information Technology—4.3%
Communications Equipment—0.2%
Juniper Networks, Inc., 3.125% Sr. Unsec. Nts., 2/26/19	3,478,000	3,488,746

Electronic Equipment, Instruments, & Components—0.9%
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/25	1,500,000	1,520,625
5.50% Sr. Unsec. Nts., 12/1/24	552,000	578,220
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,488,825
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	4,014,194
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	4,970,236
		14,572,100

Internet Software & Services—0.3%
eBay, Inc., 2.75% Sr. Unsec. Nts., 1/30/23	3,500,000	3,390,984
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	631,000	618,380

28      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Internet Software & Services (Continued)
VeriSign, Inc.: (Continued)
5.25% Sr. Unsec. Nts., 4/1/25	$1,010,000	$1,042,825
		5,052,189

IT Services—1.0%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	5,000,000	5,117,904
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	6,202,000	6,373,547
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,231,607
		15,723,058

Semiconductors & Semiconductor Equipment—0.3%
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,570,700

Software—1.2%
Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21	5,620,000	5,446,917
Autodesk, Inc., 3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,009,046
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,187,392
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	192,700
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,475,264
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,900,000	2,799,551
		18,110,870

Technology Hardware, Storage & Peripherals—0.4%
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts., 10/15/22	3,100,000	3,217,805
HP, Inc., 4.65% Sr. Unsec. Nts., 12/9/21	3,150,000	3,306,322
		6,524,127

Materials—5.2%
Chemicals—1.9%
Agrium, Inc., 3.50% Sr. Unsec. Nts., 6/1/23	3,800,000	3,814,635
Celanese US Holdings LLC, 5.875% Sr. Unsec. Nts., 6/15/21	3,100,000	3,337,626
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	4,385,000	4,355,576
7.125% Sr. Unsec. Nts., 5/1/20	1,196,000	1,281,813
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,100,000	3,372,176
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,396,251
RPM International, Inc., 6.125% Sr. Unsec. Nts., 10/15/19	2,500,000	2,625,131
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	4,051,323
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	4,100,000	4,346,300
		30,580,831

Construction Materials—0.2%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/22[1]	3,000,000	2,940,693

Containers & Packaging—1.2%
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,386,625

29      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts., 4/15/21	$1,958,000	$2,002,055
Packaging Corp. of America:
3.90% Sr. Unsec. Unsub. Nts., 6/15/22	2,250,000	2,309,195
6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,403,877
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,317,000
Silgan Holdings, Inc., 5.00% Sr. Unsec. Nts., 4/1/20	1,456,000	1,456,000
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,242,920
		18,117,672

Metals & Mining—1.9%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	3,006,135
ArcelorMittal, 6.50% Sr. Unsec. Nts., 2/25/22	3,600,000	3,933,000
Freeport-McMoRan, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	3,951,000	3,949,815
Glencore Finance Canada Ltd., 4.95% Sr. Unsec. Nts., 11/15/21[1]	2,135,000	2,242,897
Glencore Funding LLC:
3.125% Sr. Unsec. Nts., 4/29/19[1]	1,271,000	1,274,495
4.125% Sr. Unsec. Nts., 5/30/23[1]	2,000,000	2,032,420
Goldcorp, Inc., 3.70% Sr. Unsec. Nts., 3/15/23	4,650,000	4,686,118
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/21[1]	3,650,000	3,771,391
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,549,712
Teck Resources Ltd., 4.75% Sr. Unsec. Nts., 1/15/22	3,300,000	3,366,000
		29,811,983

Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
AT&T, Inc.:
2.85% Sr. Unsec. Nts., 2/14/23	3,600,000	3,586,930
3.60% Sr. Unsec. Nts., 2/17/23	6,600,000	6,622,084
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,463,580
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,504,724
Telecom Italia SpA, 5.303% Sr. Unsec. Nts., 5/30/24[1]	3,400,000	3,536,000
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,017,843
Verizon Communications, Inc., 2.946% Sr. Unsec. Nts., 3/15/22	7,000,000	6,911,970
		32,643,131

Utilities—5.2%
Electric Utilities—2.9%
Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,123,000	3,260,355
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	4,700,000	4,614,903
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/23[1]	6,000,000	5,806,231
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,667,743
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	781,000	811,609
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	3,998,901
Fortis, Inc., 2.10% Sr. Unsec. Nts., 10/4/21	4,350,000	4,186,828

30      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Electric Utilities (Continued)
Great Plains Energy, Inc., 4.85% Sr. Unsec. Nts., 6/1/21	$1,640,000	$1,711,976
Iberdrola Finance Ireland DAC, 5.00% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,064,644
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	1,470,000	1,551,464
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	775,166
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,255,727
Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,341,783
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,596,421
Southwestern Electric Power Co.:
3.55% Sr. Unsec. Nts., 2/15/22	2,000,000	2,027,748
5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,515,000
		45,186,499

Independent Power and Renewable Electricity Producers—0.2%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,425,874

Multi-Utilities—2.1%
CenterPoint Energy Resources Corp., 4.50% Sr. Unsec. Nts., 1/15/21	3,400,000	3,519,746
Dominion Energy, Inc.:
2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,939,505
4.104% Jr. Sub. Nts., 4/1/21[9]	4,500,000	4,619,276
DTE Energy Co., 3.30% Sr. Unsec. Nts., 6/15/22	3,500,000	3,491,078
Enable Midstream Partners LP, 2.40% Sr. Unsec. Nts., 5/15/19	3,000,000	2,972,774
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/22	1,250,000	1,341,221
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,105,793
NiSource, Inc.:
3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,583,128
6.80% Sr. Unsec. Nts., 1/15/19	664,000	686,957
PSEG Power LLC, 5.125% Sr. Unsec. Nts., 4/15/20	3,750,000	3,919,178
Sempra Energy, 2.40% Sr. Unsec. Nts., 3/15/20	4,000,000	3,961,419
		33,140,075
Total Corporate Bonds and Notes (Cost $996,197,810)		983,698,692

Short-Term Notes—7.0%
Avery Dennison Corp., 1.822%, 3/16/18[10,11]	7,100,000	7,094,279
Bell Canada, 1.96%, 4/12/18[10,11]	5,110,000	5,098,159
Church & Dwight Co., Inc., 1.957%, 3/5/18[1,10,11]	6,800,000	6,798,366
Cintas Corp., 1.764%, 3/9/18[1,10,11]	500,000	499,781
Duke Energy Corp., 1.883%, 3/21/18[1,10,11]	3,100,000	3,096,649
Hewlett Packard Enterprise Co., 1.952%, 3/15/18[11]	2,300,000	2,298,548
Hitachi Capital America, 1.922%, 3/15/18[11]	7,100,000	7,094,660
HP, Inc., 1.972%, 3/12/18[11]	3,100,000	3,098,450
Johnson Controls International plc, 1.831%, 3/5/18[1,10,11]	4,700,000	4,698,871
Marriott International, Inc., 2.025%, 4/12/18[1,10,11]	3,100,000	3,092,654

31      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Short-Term Notes (Continued)
Mohawk Industries, Inc., 1.791%, 3/6/18[1,10,11]	$7,100,000	$7,097,943
NetApp, Inc., 1.783%, 3/12/18[1,10,11]	6,300,000	6,296,258
Puget Sound Energy, Inc., 1.883%, 3/19/18[11]	6,500,000	6,493,698
RELX, Inc., 1.712%, 3/8/18[1,10,11]	7,100,000	7,097,234
Rockwell Collins, Inc., 1.792%, 3/6/18[1,10,11]	2,300,000	2,299,334
Schlumberger Holdings Corp., 1.766%, 3/15/18[1,10,11]	2,450,000	2,448,178
Sempra Energy, 1.954%, 4/5/18[10,11]	3,100,000	3,093,964
Telus Corp., 1.906%, 3/14/18[1,11]	6,900,000	6,895,178
United Technologies Corp., 1.855%, 3/29/18[1,10,11]	7,100,000	7,089,087
Walgreens Boots Alliance, Inc.:
2.01%, 4/4/18[11]	6,000,000	5,988,671
2.01%, 4/5/18[11]	900,000	898,248
Whirlpool Corp., 1.813%, 3/16/18[11]	4,500,000	4,496,374
WPP CP LLC, 1.923%, 3/8/18[1,10,11]	7,100,000	7,097,234
Total Short-Term Notes (Cost $110,165,045)		110,161,818

	Shares
Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.31%[12,13] (Cost $24,363,997)	24,363,997	$24,363,997
Total Investments, at Value (Cost $1,709,132,180)	107.5%	1,697,133,416
Net Other Assets (Liabilities)	(7.5)	(118,014,597)
Net Assets	100.0%	$1,579,118,819

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $475,234,126 or 30.09% of the Fund’s net assets at period end.

2. Restricted security. The aggregate value of restricted securities at period end was $2,191,189, which represents 0.14% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997- CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97-6/21/97	$660,972	$11,678	$ (649,294)
Credit Acceptance Auto Loan Trust, Series 2017-3A, Cl. C, 3.48%, 10/15/26	10/17/17	2,224,646	2,179,506	(45,140)
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34	3/8/02	283,040	5	(283,035)

		$3,168,658	$2,191,189	$ (977,469)

3. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

32      OPPENHEIMER LIMITED-TERM BOND FUND

Footnotes to Statement of Investments (Continued)

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,355,210 or 0.78% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $49,603 or less than 0.005% of the Fund’s net assets at period end.

8. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $72,897,991 or 4.62% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. Current yield as of period end.

12. Rate shown is the 7-day yield at period end.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares February 28, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	29,426,501	410,035,298	415,097,802	24,363,997

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$24,363,997	$158,964	$—	$—

Futures Contracts as of February 28, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Long Bonds	Buy	6/20/18	4	USD 572	$573,750	$2,117

33      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States
Treasury Nts., 10 yr.	Sell	6/20/18	1,694	USD 203,518	$203,359,406	$ 159,070
United States
Treasury Nts., 2 yr.	Buy	3/29/18	1	USD 213	212,984	(48)
United States
Treasury Nts., 2 yr.	Sell	3/29/18	1	USD 213	212,984	14
United States
Treasury Nts., 2 yr.	Sell	6/29/18	1,414	USD 300,618	300,430,813	187,099
United States
Treasury Nts., 5 yr.	Sell	6/29/18	1,002	USD 114,354	114,157,547	196,887

						$ 545,139

Glossary:
Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

See accompanying Notes to Financial Statements.

34      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES February 28, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,684,768,183)	$1,672,769,419
Affiliated companies (cost $24,363,997)	24,363,997

1,697,133,416
Cash used for collateral on futures	3,345,000
Cash used for collateral on forward roll transactions	1,051,000
Receivables and other assets:
Investments sold (including $17,228,618 sold on a when-issued or delayed delivery basis)	21,555,592
Interest, dividends and principal paydowns	10,372,275
Shares of beneficial interest sold	4,695,889
Variation margin receivable	49,543
Other	123,276

Total assets	1,738,325,991

Liabilities
Bank overdraft	139,712
Payables and other liabilities:
Investments purchased (including $142,303,216 purchased on a when-issued or delayed delivery basis)	154,087,400
Shares of beneficial interest redeemed	3,660,828
Variation margin payable	535,939
Dividends	384,701
Trustees’ compensation	164,227
Distribution and service plan fees	160,820
Shareholder communications	13,594
Other	59,951

Total liabilities	159,207,172

Net Assets	$1,579,118,819

Composition of Net Assets
Par value of shares of beneficial interest	$351,272
Additional paid-in capital	1,617,617,836
Accumulated net investment income	261,555
Accumulated net realized loss on investments	(27,658,219)
Net unrealized depreciation on investments	(11,453,625)

Net Assets	$1,579,118,819

35      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $661,325,037 and 147,318,241 shares of beneficial interest outstanding)	$4.49

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.59

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,502,965 and 335,300 shares of beneficial interest outstanding)	$4.48

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $136,579,872 and 30,478,998 shares of beneficial interest outstanding)	$4.48

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $292,508,934 and 64,992,371 shares of beneficial interest outstanding)	$4.50

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,982,401 and 8,016,643 shares of beneficial interest outstanding)	$4.49

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $451,219,610 and 100,130,839 shares of beneficial interest outstanding)	$4.51

See accompanying Notes to Financial Statements.

36      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT

OF OPERATIONS For the Six Months Ended February 28, 2018 Unaudited

Investment Income
Interest	$21,603,076
Fee income on when-issued securities	1,632,853
Dividends – affiliated companies	158,964
Total investment income	23,394,893

Expenses
Management fees	2,611,872
Distribution and service plan fees:
Class A	798,763
Class B	12,031
Class C	712,909
Class R	86,154
Transfer and shareholder servicing agent fees:
Class A	674,819
Class B	2,528
Class C	146,179
Class I	36,426
Class R	36,265
Class Y	411,100
Shareholder communications:
Class A	16,718
Class B	493
Class C	3,719
Class I	137
Class R	821
Class Y	2,613
Borrowing fees	26,476
Trustees’ compensation	9,711
Custodian fees and expenses	5,442
Other	54,105
Total expenses	5,649,281
Less waivers and reimbursements of expenses	(438,560)
Net expenses	5,210,721

Net Investment Income	18,184,172

37      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT

OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies	$(7,181,420)
Futures contracts	13,487,224
Net realized gain	6,305,804
Net change in unrealized appreciation/depreciation on:
Investment transactions in unaffiliated companies	(28,311,714)
Futures contracts	818,910
Net change in unrealized appreciation/depreciation	(27,492,804)

Net Decrease in Net Assets Resulting from Operations	$(3,002,828)

See accompanying Notes to Financial Statements.

38      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS Unaudited

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income	$18,184,172	$31,732,798
Net realized gain (loss)	6,305,804	(1,319,364)
Net change in unrealized appreciation/depreciation	(27,492,804)	(6,828,736)

Net increase (decrease) in net assets resulting from operations	(3,002,828)	23,584,698

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,843,837)	(16,593,344)
Class B	(18,250)	(96,822)
Class C	(1,120,918)	(2,558,830)
Class I	(3,314,037)	(5,567,218)
Class R	(370,166)	(738,869)
Class Y	(5,426,703)	(7,958,914)

	(18,093,911)	(33,513,997)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	350,147	(67,566,042)
Class B	(2,094,387)	(6,634,064)
Class C	(10,351,743)	(32,817,028)
Class I	74,061,946	33,322,323
Class R	780,685	(680,227)
Class Y	98,634,844	76,857,848

	161,381,492	2,482,810

Net Assets
Total increase (decrease)	140,284,753	(7,446,489)
Beginning of period	1,438,834,066	1,446,280,555

End of period (including accumulated net investment income of $261,555 and $171,294, respectively)	$1,579,118,819	$1,438,834,066

See accompanying Notes to Financial Statements.

39      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.55	$4.58	$4.59	$4.67	$4.66	$4.93
Income (loss) from investment operations:
Net investment income[3]	0.05	0.10	0.09	0.11	0.13	0.09
Net realized and unrealized gain (loss)	(0.06)	(0.02)	0.00[4]	(0.07)	0.03	(0.15)
Total from investment operations	(0.01)	0.08	0.09	0.04	0.16	(0.06)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.11)	(0.10)	(0.12)	(0.15)	(0.09)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.12)
Total dividends and/or distributions to shareholders	(0.05)	(0.11)	(0.10)	(0.12)	(0.15)	(0.21)
Net asset value, end of period	$4.49	$4.55	$4.58	$4.59	$4.67	$4.66

Total Return, at Net Asset Value[5]	(0.15)%	1.73%	2.01%	0.77%	3.32%	(1.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$661,325	$670,187	$742,857	$719,405	$664,895	$632,387
Average net assets (in thousands)	$667,832	$700,544	$720,074	$703,391	$623,486	$722,428
Ratios to average net assets:[6]
Net investment income	2.38%	2.24%	1.99%	2.41%	2.62%	1.85%
Expenses excluding specific expenses listed below	0.81%	0.86%	0.88%	0.90%	0.91%	1.00%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses	0.81%[8]	0.86%[8]	0.88%[8]	0.90%[8]	0.91%[8]	1.00%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.79%	0.82%	0.82%	0.85%	0.90%
Portfolio turnover rate[9]	24%	83%	55%	83%	147%	162%

40      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2018	0.81%
Year Ended August 31, 2017	0.86%
Year Ended August 31, 2016	0.89%
Year Ended August 31, 2015	0.90%
Year Ended August 29, 2014	0.91%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2018	$2,085,299,424	$2,275,884,167
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

41      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.54	$4.57	$4.58	$4.67	$4.65	$4.92
Income (loss) from investment operations:
Net investment income[3]	0.03	0.06	0.05	0.08	0.09	0.05
Net realized and unrealized gain (loss)	(0.06)	(0.02)	0.00[4]	(0.09)	0.03	(0.14)
Total from investment operations	(0.03)	0.04	0.05	(0.01)	0.12	(0.09)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.03)	(0.07)	(0.06)	(0.08)	(0.10)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.13)
Total dividends and/or distributions to shareholders	(0.03)	(0.07)	(0.06)	(0.08)	(0.10)	(0.18)
Net asset value, end of period	$4.48	$4.54	$4.57	$4.58	$4.67	$4.65

Total Return, at Net Asset Value[5]	(0.58)%	0.89%	1.18%	(0.18)%	2.51%	(1.94)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,503	$3,627	$10,324	$15,780	$24,216	$34,046
Average net assets (in thousands)	$2,430	$6,409	$12,502	$19,477	$28,962	$45,170
Ratios to average net assets:[6]
Net investment income	1.52%	1.37%	1.18%	1.58%	1.86%	1.10%
Expenses excluding specific expenses listed below	1.61%	1.63%	1.65%	1.66%	1.66%	1.93%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses	1.61%[8]	1.63%[8]	1.65%[8]	1.66%[8]	1.66%[8]	1.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.62%	1.64%	1.65%	1.63%	1.65%
Portfolio turnover rate[9]	24%	83%	55%	83%	147%	162%

42      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2018	1.61%
Year Ended August 31, 2017	1.63%
Year Ended August 31, 2016	1.66%
Year Ended August 31, 2015	1.66%
Year Ended August 29, 2014	1.66%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2018	$2,085,299,424	$2,275,884,167
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

43      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.54	$4.57	$4.57	$4.66	$4.66	$4.92
Income (loss) from investment operations:
Net investment income[3]	0.04	0.06	0.05	0.07	0.09	0.06
Net realized and unrealized gain (loss)	(0.06)	(0.02)	0.01	(0.08)	0.02	(0.14)
Total from investment operations	(0.02)	0.04	0.06	(0.01)	0.11	(0.08)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.07)	(0.06)	(0.08)	(0.11)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.12)
Total dividends and/or distributions to shareholders	(0.04)	(0.07)	(0.06)	(0.08)	(0.11)	(0.18)
Net asset value, end of period	$4.48	$4.54	$4.57	$4.57	$4.66	$4.66

Total Return, at Net Asset Value[4]	(0.55)%	0.91%	1.19%	(0.06)%	2.40%	(1.84)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,580	$148,904	$182,976	$159,614	$134,000	$119,677
Average net assets (in thousands)	$144,325	$164,621	$174,995	$156,321	$122,206	$145,990
Ratios to average net assets:[5]
Net investment income	1.58%	1.42%	1.18%	1.58%	1.82%	1.10%
Expenses excluding specific expenses listed below	1.57%	1.62%	1.64%	1.65%	1.65%	1.78%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%
Total expenses	1.57%[7]	1.62%[7]	1.64%[7]	1.65%[7]	1.65%[7]	1.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.56%[8]	1.61%	1.63%	1.64%	1.64%	1.65%
Portfolio turnover rate[9]	24%	83%	55%	83%	147%	162%

44      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2018	1.57%
Year Ended August 31, 2017	1.62%
Year Ended August 31, 2016	1.65%
Year Ended August 31, 2015	1.65%
Year Ended August 29, 2014	1.65%

8. Waiver was less than 0.005%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2018	$2,085,299,424	$2,275,884,167
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

45      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Period Ended August 31, 2013[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.56	$4.59	$4.59	$4.68	$4.67	$4.70
Income (loss) from investment operations:
Net investment income[3]	0.06	0.12	0.11	0.13	0.14	0.01
Net realized and unrealized gain (loss)	(0.06)	(0.02)	0.01	(0.08)	0.03	(0.03)
Total from investment operations	0.00[4]	0.10	0.12	0.05	0.17	(0.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.13)	(0.12)	(0.14)	(0.16)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.13)	(0.12)	(0.14)	(0.16)	(0.01)
Net asset value, end of period	$4.50	$4.56	$4.59	$4.59	$4.68	$4.67

Total Return, at Net Asset Value[5]	0.03%	2.11%	2.41%	1.03%	3.70%	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$292,509	$221,992	$189,947	$116,806	$4,362	$10
Average net assets (in thousands)	$245,256	$202,588	$151,529	$9,764	$4,274	$10
Ratios to average net assets:[6]
Net investment income	2.74%	2.62%	2.36%	2.76%	3.01%	2.58%
Expenses excluding specific expenses listed below	0.39%	0.42%	0.45%	0.46%	0.47%	0.44%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses	0.39%[8]	0.42%[8]	0.45%[8]	0.46%[8]	0.47%[8]	0.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.39%[9]	0.42%[9]	0.44%	0.46%[9]	0.47%[9]	0.44%
Portfolio turnover rate[10]	24%	83%	55%	83%	147%	162%

46      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2018	0.39%
Year Ended August 31, 2017	0.42%
Year Ended August 31, 2016	0.46%
Year Ended August 31, 2015	0.46%
Year Ended August 29, 2014	0.47%

9. Waiver was less than 0.005%.

10. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2018	$2,085,299,424	$2,275,884,167
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Period Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

47      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.55	$4.58	$4.59	$4.67	$4.66	$4.93
Income (loss) from investment operations:
Net investment income[3]	0.05	0.09	0.08	0.09	0.11	0.08
Net realized and unrealized gain (loss)	(0.06)	(0.03)	(0.01)	(0.07)	0.03	(0.15)
Total from investment operations	(0.01)	0.06	0.07	0.02	0.14	(0.07)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.09)	(0.08)	(0.10)	(0.13)	(0.08)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.12)
Total dividends and/or distributions to shareholders	(0.05)	(0.09)	(0.08)	(0.10)	(0.13)	(0.20)
Net asset value, end of period	$4.49	$4.55	$4.58	$4.59	$4.67	$4.66

Total Return, at Net Asset Value[4]	(0.30)%	1.43%	1.82%	0.35%	3.03%	(1.45)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,982	$35,698	$36,621	$34,318	$29,966	$33,368
Average net assets (in thousands)	$35,918	$35,660	$35,078	$32,247	$31,470	$39,970
Ratios to average net assets:[5]
Net investment income	2.09%	1.94%	1.69%	2.10%	2.34%	1.60%
Expenses excluding specific expenses listed below	1.05%	1.11%	1.13%	1.13%	1.13%	1.33%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%
Total expenses	1.05%[7]	1.11%[7]	1.13%[7]	1.13%[7]	1.13%[7]	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.10%	1.12%	1.13%[8]	1.13%[8]	1.15%
Portfolio turnover rate[9]	24%	83%	55%	83%	147%	162%

48      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2018	1.05%
Year Ended August 31, 2017	1.11%
Year Ended August 31, 2016	1.14%
Year Ended August 31, 2015	1.13%
Year Ended August 29, 2014	1.13%

8. Waiver was less than 0.005%.

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2018	$2,085,299,424	$2,275,884,167
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

49      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.60	$4.60	$4.68	$4.67	$4.95
Income (loss) from investment operations:
Net investment income[3]	0.06	0.11	0.10	0.12	0.13	0.10
Net realized and unrealized gain (loss)	(0.06)	(0.02)	0.01	(0.07)	0.04	(0.15)
Total from investment operations	0.00[4]	0.09	0.11	0.05	0.17	(0.05)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.12)	(0.11)	(0.13)	(0.16)	(0.10)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.13)
Total dividends and/or distributions to shareholders	(0.06)	(0.12)	(0.11)	(0.13)	(0.16)	(0.23)
Net asset value, end of period	$4.51	$4.57	$4.60	$4.60	$4.68	$4.67

Total Return, at Net Asset Value[5]	0.00%	1.98%	2.32%	0.95%	3.52%	(1.05)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$451,220	$358,426	$283,556	$158,122	$62,009	$16,412
Average net assets (in thousands)	$410,613	$303,860	$249,010	$118,474	$27,625	$18,643
Ratios to average net assets:[6]
Net investment income	2.68%	2.50%	2.17%	2.56%	2.69%	2.11%
Expenses excluding specific expenses listed below	0.57%	0.62%	0.64%	0.65%	0.66%	0.70%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses	0.57%[8]	0.62%[8]	0.64%[8]	0.65%[8]	0.66%[8]	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.56%	0.63%	0.64%	0.65%	0.65%
Portfolio turnover rate[9]	24%	83%	55%	83%	147%	162%

50      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2018	0.57%
Year Ended August 31, 2017	0.62%
Year Ended August 31, 2016	0.65%
Year Ended August 31, 2015	0.65%
Year Ended August 29, 2014	0.66%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2018	$2,085,299,424	$2,275,884,167
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

51      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS February 28, 2018 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may

52      OPPENHEIMER LIMITED-TERM BOND FUND

2. Significant Accounting Policies (Continued)

differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended August 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended August 31, 2017, the Fund did not utilize any capital loss

53      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended August 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
No expiration	$34,231,778

At period end, it is estimated that the capital loss carryforwards would be $27,925,974, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $6,305,804 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,709,134,206

Gross unrealized appreciation	$8,419,407
Gross unrealized depreciation	(19,875,058)

Net unrealized depreciation	$(11,455,651)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

54      OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest

55      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$248,216,343	$—	$248,216,343
Mortgage-Backed Obligations	—	327,115,935	52,600	327,168,535

56      OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Investments, at Value: (Continued)
U.S. Government Obligations	$—	$3,524,031	$—	$ 3,524,031
Corporate Bonds and Notes	—	983,698,692	—	983,698,692
Short-Term Notes	—	110,161,818	—	110,161,818
Investment Company	24,363,997	—	—	24,363,997

Total Investments, at Value	24,363,997	1,672,716,819	52,600	1,697,133,416
Other Financial Instruments:
Futures contracts	545,187	—	—	545,187

Total Assets	$24,909,184	$1,672,716,819	$52,600	$ 1,697,678,603

Liabilities Table
Other Financial Instruments:
Futures contracts	$(48)	$—	$—	$ (48)

Total Liabilities	$(48)	$—	$—	$ (48)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also

57      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$142,303,216
Sold securities	17,228,618

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the

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4. Investments and Risks (Continued)

counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the Fund pledged $1,051,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments

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6. Use of Derivatives (Continued)

(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $141,989,400 and $405,782,423 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives			Liability Derivatives
Derivatives
Not Accounted for as Hedging	Statement of Assets			Statement of Assets
Instruments	and Liabilities Location	Value		and Liabilities Location	Value
Interest rate contracts Variation margin receivable		$49,543	*	Variation margin payable	$535,939	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

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6. Use of Derivatives (Continued)

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$13,487,224

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$818,910

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	19,200,644	$86,887,107	34,747,096	$158,116,235
Dividends and/or distributions reinvested	1,601,156	7,242,782	3,339,802	15,192,653
Redeemed	(20,726,926)	(93,779,742)	(52,977,713)	(240,874,930)

Net increase (decrease)	74,874	$350,147	(14,890,815)	$(67,566,042)

Class B
Sold	8,596	$39,006	84,268	$382,931
Dividends and/or distributions reinvested	3,833	17,326	20,140	91,477
Redeemed	(475,206)	(2,150,719)	(1,563,038)	(7,108,472)

Net decrease	(462,777)	$(2,094,387)	(1,458,630)	$(6,634,064)

Class C
Sold	3,583,460	$16,200,501	7,519,230	$34,157,773
Dividends and/or distributions reinvested	233,957	1,056,340	514,137	2,334,856
Redeemed	(6,111,688)	(27,608,584)	(15,265,099)	(69,309,657)

Net decrease	(2,294,271)	$(10,351,743)	(7,231,732)	$(32,817,028)

Class I
Sold	38,727,916	$175,074,999	14,453,979	$65,960,372
Dividends and/or distributions reinvested	717,458	3,252,075	1,195,151	5,452,281
Redeemed	(23,093,610)	(104,265,128)	(8,349,762)	(38,090,330)

Net increase	16,351,764	$74,061,946	7,299,368	$33,322,323

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Shares of Beneficial Interest (Continued)

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Class R
Sold	1,281,845	$5,800,596	2,232,141	$10,150,117
Dividends and/or distributions reinvested	77,087	348,680	152,141	692,057
Redeemed	(1,186,656)	(5,368,591)	(2,533,790)	(11,522,401)

Net increase (decrease)	172,276	$780,685	(149,508)	$(680,227)

Class Y
Sold	42,791,472	$194,427,627	49,480,970	$226,045,113
Dividends and/or distributions reinvested	803,903	3,649,908	1,047,812	4,783,590
Redeemed	(21,918,788)	(99,442,691)	(33,729,132)	(153,970,855)

Net increase	21,676,587	$98,634,844	16,799,650	$76,857,848

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$489,362,195	$318,595,533

U.S. government and government agency obligations	3,785,348	6,648,752

To Be Announced (TBA) mortgage-related securities	2,085,299,424	2,275,884,167

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.38%
Next $500 million	0.35
Next $4 billion	0.32
Over $5 billion	0.30

The Fund’s effective management fee for the reporting period was 0.35% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and

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9. Fees and Other Transactions with Affiliates (Continued)

shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$ —
Payments Made to Retired Trustees	7,348
Accumulated Liability as of February 28, 2018	63,368

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
February 28, 2018	$41,132	$11,992	$294	$15,390	$—

Waivers and Reimbursements of Expenses. Effective April 3, 2017, the Manager has contractually agreed to limit “Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement” as a percentage of average annual net assets, to annual rates of 0.75% for Class A shares, 0.40% for Class I shares and 0.45% for Class Y shares. Prior to April 3, 2017, the limit was 0.82% for Class A shares. The expense limitations do not include interest and fees from borrowing and other expenses not incurred in the ordinary course of

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9. Fees and Other Transactions with Affiliates (Continued)

the Fund’s business.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$155,931
Class Y	206,162

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

Effective for the period January 1, 2017 through December 31, 2017, the Transfer Agent voluntarily waived and/or reimbursed Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, B, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$33,534
Class B	140
Class C	7,327
Class R	1,798
Class Y	19,690

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $13,978 for IGMMF management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.875 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

Details of the borrowings for the reporting period are as follows:

Fees Paid	$ 26,476

67      OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

68      OPPENHEIMER LIMITED-TERM BOND FUND

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Peter Strzalkowski, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the short-term bond category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short-term bond funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has contractually agreed to waive fees and/or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed the following annual rates: 0.75% for Class A shares, 0.45% for Class Y shares, and 0.40% for Class I shares as calculated on the daily net assets of the Fund. This contractual fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board. The Board noted that the Fund’s contractual management fee and total expenses, net of waivers, were lower than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to

69      OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800. CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800. CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800. CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER LIMITED-TERM BOND FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Peter A. Strzalkowski, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

•	Applications or other forms.
•	When you create a user ID and password for online account access.
•	When you enroll in eDocs Direct,SM our electronic document delivery service.
•	Your transactions with us, our affiliates or others.
•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

73      OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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79       OPPENHEIMER LIMITED-TERM BOND FUND

OppenheimerFunds®

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0220.001.0218 April 24, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/20/2018